RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Related Party Name	Relationship to the Company

Ms. Hong Bee Yin	Controlling shareholder

		For the six-month period ended June 30,
Transaction nature	Name	2025	2026	2026
		SGD’000	SGD’000	US$’000
Purchase of motor vehicle	Ms. Hong Bee Yin	-	285	220
Dividend paid to controlling shareholder	Ms. Hong Bee Yin	-	1,979	1,540